Insurance Contract Liabilities and Investment Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Insurance Contracts [Abstract]
Disclosure of insurance contract liabilities

As at December 31, 2022	Canada	U.S.	Asia	Corporate(1)	Total
Individual participating life	$27,394	$5,060	$11,574	$634	$44,662
Individual non-participating life and health	13,681	12,808	11,397	266	38,152
Group life and health	11,693	5,599	33	(5)	17,320
Individual annuities	8,384	18	6	3,074	11,482
Group annuities	19,716	1	67	—	19,784
Insurance contract liabilities before other policy liabilities	80,868	23,486	23,077	3,969	131,400
Add: Other policy liabilities(2)	3,583	2,487	2,702	246	9,018
Total insurance contract liabilities	$84,451	$25,973	$25,779	$4,215	$140,418

(1)    Primarily business from the UK and run-off reinsurance operations. Includes UK business of $563 for Individual participating life, $154 for Individual non-participating life and health, $2,918 for Individual annuities, and $200 for Other policy liabilities.
(2)    Consists of amounts on deposit, policy benefits payable, provisions for unreported claims, provisions for policyholder dividends, and provisions for experience rating refunds.

As at December 31, 2021	Canada	U.S.	Asia	Corporate(1)	Total
Individual participating life	$28,205	$5,150	$12,982	$860	$47,197
Individual non-participating life and health	15,735	14,196	11,774	329	42,034
Group life and health	11,682	5,580	34	17	17,313
Individual annuities	9,538	16	5	4,729	14,288
Group annuities	18,765	5	69	—	18,839
Insurance contract liabilities before other policy liabilities	83,925	24,947	24,864	5,935	139,671
Add: Other policy liabilities(2)	3,559	1,847	2,523	211	8,140
Total insurance contract liabilities	$87,484	$26,794	$27,387	$6,146	$147,811

(1)    Primarily business from the UK and run-off reinsurance operations. Includes UK business of $771 for Individual participating life, $207 for Individual non-participating life and health, $4,546 for Individual annuities, and $164 for Other policy liabilities.
(2)    Consists of amounts on deposit, policy benefits payable, provisions for unreported claims, provisions for policyholder dividends, and provisions for experience rating refunds.

For the years ended December 31,	2022			2021
	Insurance contract liabilities	Reinsurance assets	Net	Insurance contract liabilities	Reinsurance assets	Net
Balances before Other policy liabilities and assets as at January 1,	$139,671	$2,905	$136,766	$137,733	$3,126	$134,607
Change in balances on in-force policies	(15,530)	(137)	(15,393)	(1,642)	(18)	(1,624)
Balances arising from new policies	3,473	81	3,392	3,948	74	3,874
Method and assumption changes	950	1,007	(57)	131	(142)	273
Increase (decrease) in Insurance contract liabilities and Reinsurance assets	(11,107)	951	(12,058)	2,437	(86)	2,523
Other(1)	(2)	—	(2)	—	(109)	109
Foreign exchange rate movements	2,838	213	2,625	(499)	(26)	(473)
Balances before Other policy liabilities and assets	131,400	4,069	127,331	139,671	2,905	136,766
Other policy liabilities and assets	9,018	732	8,286	8,140	778	7,362
Total Insurance contract liabilities and Reinsurance assets, December 31	$140,418	$4,801	$135,617	$147,811	$3,683	$144,128

(1)    Recapture of reinsurance contracts.
The following tables show the total assets supporting liabilities for the product lines shown (including insurance contract and investment contract liabilities) and assets supporting equity and other:

As at December 31, 2022	Debt securities	Equity securities	Mortgages and loans	Investment properties	Other	Total
Individual participating life	$23,513	$4,836	$10,802	$6,345	$4,885	$50,381
Individual non-participating life and health	17,438	1,804	15,029	3,103	11,160	48,534
Group life and health	7,057	24	10,412	117	4,252	21,862
Individual annuities	7,822	34	6,573	—	819	15,248
Group annuities	9,046	100	10,444	109	1,469	21,168
Equity and other	11,026	350	3,001	428	33,616	48,421
Total assets	$75,902	$7,148	$56,261	$10,102	$56,201	$205,614
As at December 31, 2021	Debt securities	Equity securities	Mortgages and loans	Investment properties	Other	Total
Individual participating life	$26,715	$5,374	$9,559	$5,932	$4,801	$52,381
Individual non-participating life and health	23,716	1,947	13,885	2,614	8,310	50,472
Group life and health	7,598	30	9,556	92	3,677	20,953
Individual annuities	10,314	40	6,435	—	907	17,696
Group annuities	9,612	111	9,198	24	1,305	20,250
Equity and other	10,772	1,611	3,059	447	27,733	43,622
Total assets	$88,727	$9,113	$51,692	$9,109	$46,733	$205,374
Changes in the balances of our insurance contract liabilities and investment contract liabilities, including the net transfers to (from) segregated funds, as well as changes in our reinsurance assets, consist of the following:

For the years ended December 31,	2022	2021
Increase (decrease) in insurance contract liabilities	$(11,107)	$2,437
Decrease (increase) in reinsurance assets	(951)	86
Increase (decrease) in investment contract liabilities	(107)	(22)
Net transfer to (from) segregated funds	(1,149)	(351)
Total changes in insurance contract liabilities, investment contract liabilities, reinsurance assets, and segregated funds	$(13,314)	$2,150

Schedule of impacts of method and changes in assumptions on insurance contract liabilities
Impacts of method and assumption changes on Insurance contract liabilities, net of Reinsurance assets, are as follows:

For the year ended December 31, 2022	Net increase (decrease) before income taxes	Description
Mortality / Morbidity	$(96)
Updates to reflect mortality/morbidity experience in all jurisdictions. The largest items were favourable mortality impacts in the UK in Corporate and in Group Retirement Services in Canada offset partially by adverse morbidity impacts in Sun Life Health in Canada.

Policyholder behaviour	71	Updates to lapse and policyholder behaviour in all jurisdictions. The largest item was an adverse lapse impact in Vietnam in Asia.
Expenses	9	Updates to reflect expense experience.
Investment returns	13	Updates to various investment-related assumptions.
Model enhancements and other	(54)	Various enhancements and methodology changes.
Total impact	$(57)

For the year ended December 31, 2021	Net increase (decrease) before income taxes	Description
Mortality / Morbidity	$(89)	Updates to reflect mortality/morbidity experience in all jurisdictions.
Policyholder behaviour	219	Updates to policyholder behaviour in all jurisdictions. The largest item was in U.S. In-force Management.
Expenses	(202)	Updates to reflect expense experience and margins in all jurisdictions. The largest item was a reduction in expense margins.
Investment returns	416	Updates to various investment-related assumptions across the Company. The largest items were the updates to promulgated Ultimate Reinvestment Rate, promulgated maximum net credit spreads, and a reduction to the best estimate real estate assumption in all jurisdictions.
Model enhancements and other	(71)	Various enhancements and methodology changes across all jurisdictions.
Total impact	$273

Schedule of investment contract liabilities

As at December 31, 2022	Canada	Asia	Corporate	Total
Individual participating life	$—	$—	$4	$4
Individual non-participating life and health	—	187	2	189
Individual annuities	2,550	—	35	2,585
Group annuities	—	536	—	536
Total investment contract liabilities	$2,550	$723	$41	$3,314

For the year ended December 31, 2022, Investment contract liabilities of $3,314 are comprised of investment contracts with DPF of $754, investment contracts without DPF measured at amortized cost of $2,550, and investment contracts without DPF measured at fair value of $10.

As at December 31, 2021	Canada	Asia	Corporate	Total
Individual participating life	$—	$—	$4	$4
Individual non-participating life and health	—	235	2	237
Individual annuities	2,487	1	37	2,525
Group annuities	—	602	—	602
Total investment contract liabilities	$2,487	$838	$43	$3,368

For the year ended December 31, 2021, Investment contract liabilities of $3,368 are comprised of investment contracts with DPF of $872, investment contracts without DPF measured at amortized cost of $2,487, and investment contracts without DPF measured at fair value of $9.

Schedule of reconciliation of changes in investment contract liabilities	Changes in investment contract liabilities without DPF are as follows:

For the years ended December 31,	2022		2021
	Measured at fair value	Measured at amortized cost	Measured at fair value	Measured at amortized cost
Balance as at January 1	$9	$2,487	$2	$2,690
Deposits	—	443	—	303
Interest	—	57	—	60
Withdrawals	—	(444)	—	(570)
Fees	—	(5)	—	(7)
Change in fair value	1	—	7	—
Other	—	12	—	10
Foreign exchange rate movements	—	—	—	1
Balance as at December 31	$10	$2,550	$9	$2,487
Changes in investment contract liabilities with DPF are as follows:

For the years ended December 31,	2022	2021
Balance as at January 1	$872	$497
Change in liabilities on in-force policies	(165)	(89)
Increase (decrease) in liabilities	(165)	(89)
Acquisitions (Note 3)	—	471
Foreign exchange rate movements	47	(7)
Balance as at December 31	$754	$872

Disclosure of claims and benefits paid

For the years ended December 31,	2022	2021
Maturities and surrenders	$3,750	$3,205
Annuity payments	2,124	2,017
Death and disability benefits	4,950	4,876
Health benefits	9,588	7,246
Policyholder dividends and interest on claims and deposits	1,632	1,378
Total gross claims and benefits paid	$22,044	$18,722